Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies.
Commitments and Contingencies

23. Commitments and Contingencies

(a)   Operating lease commitments

The Company leases offices for operation under operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year included in is Note 8.

(b)   Investment commitments

The Group's investment commitments primarily relate to capital contributions obligation under certain arrangement which does not have contractual maturity date. The total investment commitments contracted but not yet reflected in the financial statements amounted to USD16,000.

(c)   Contingencies

In the ordinary course of business, the Group is from time to time involved in legal proceedings and litigations relating to disputes relating to trademarks and other intellectual property, among others. In July 2018, a complaint was filed against us in the U.S. federal court alleging contributory trademark infringement and unfair competition based on certain allegedly counterfeit and unauthorized merchandise sold by merchants to U.S. consumers on the platform. In August, 2019, the court dismissed all claims against the Group. Between August and December 2018, several putative shareholder class action lawsuits were filed against the Group and certain of its officers and directors in the U.S. District Court for the Southern District of New York (“SDNY”) and the Superior Court of the State of California. In March 2020, the court granted the Group’s motion to dismiss the claims in the consolidated action in the SDNY. The California action remains in its preliminary stages, for which, the Group cannot reliably estimate the likelihood of an unfavorable outcome or any estimate of the amounts or range of any potential loss. As of December 31, 2019, the Group did not consider an unfavorable outcome in any material respects in the outstanding legal proceedings and litigations to be probable.

(d)   Income Taxes

As disclosed in Note 18, the Group had unrecognized tax benefits. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.